Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to shareholders of the Company	$ 126,291	$ 84,196